Income Taxes	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Income Taxes

12.	INCOME TAXES
The following table represents the major components of income tax expense recognized in net earnings for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Current income tax expense	$10.7	$5.3
Deferred income tax expense	54.6	63.7
Income tax expense recognized in net earnings	$65.3	$69.0
The statutory tax rate for 2022 was 25.0% (2021 – 25.0%). The following table reconciles the expected income tax expense at the Canadian combined statutory income tax rate to the amounts recognized in net earnings for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Earnings before income taxes	$102.4	$2.3
Statutory tax rate	25.0%	25.0%
Expected income tax expense based on above rates	$25.6	$0.6
Effect of higher tax rates in foreign jurisdictions	(3.9)	1.6
Effect of non-deductible impairment	—	45.4
Non-taxable income	4.3	(3.1)
Impact of local mining taxes	14.7	15.9
Impact of foreign exchange	19.4	6.9
Impact of renouncement of flow through share expenditures	2.1	—
Withholding tax	1.6	0.8
Change in unrecognized temporary differences	3.3	1.7
Other	(1.8)	(0.8)
Income tax expense	$65.3	$69.0
The following table reflects the change in deferred income tax liability at December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Balance, beginning of year	$623.2	$559.9
Deferred income tax expense recognized in net earnings	54.6	63.7
Deferred income tax (recovery) expense recognized in OCI	(1.0)	(0.4)
Deferred tax liability derecognized on sale of Esperanza Project	(15.9)	—
Balance, end of year	$660.9	$623.2
The following reflects the deferred income tax liability at December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Accounting value of mineral property, plant and equipment in excess of tax value	$683.0	$653.4
Accounting value of inventories in excess of tax value	12.2	8.7
Other deductible temporary differences	(34.2)	(33.0)
Non-capital losses carried forward	(0.1)	(5.9)
Deferred income tax liability	$660.9	$623.2
The Company has Canadian tax losses of $6.1 million expiring between 2025 and 2040, Mexican tax losses of $30.0 million expiring between 2022 and 2031, United States tax losses of $19.4 million expiring between 2029 and 2038, as well as Turkish tax losses of $1.5 million expiring between 2023 and 2027.
The Company has unrecognized deferred income tax assets at December 31, 2022 in respect of aggregate loss carryforwards, deductible temporary differences and unused tax credits. The unrecognized loss carryforwards, deductible temporary differences and unused tax credits are $118.0 million (December 31, 2021 -$93.5 million).
At December 31, 2022, the Company has unrecognized deferred income tax liabilities on taxable temporary differences of $16.9 million (December 31, 2021 - $84.9 million) for taxes that would be payable on the unremitted earnings of certain subsidiaries of the Company.